Cash At Bank And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of Cash at bank

	As of December 31,
Cash at bank	2022	2023
	RMB’000	RMB’000
Demand deposits
RMB	24,509,888	16,439,164
USD	1,985,271	347,388
HKD	13,586	23,809
IDR	15,450	11,115

	26,524,195	16,821,476

Time deposits
RMB	17,248,631	22,672,430
IDR	111,416	108,672

	17,360,047	22,781,102

Less: Provision for impairment losses	(2,115)	(3,793)

	43,882,127	39,598,785

Disclosure of Restricted cash

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Restricted cash
Cash from consolidated structured entities (a)	22,990,022	8,802,106
Deposits for borrowings (b)	1,478,504	507,613
Deposits held on behalf of platform investors (c)	702,018	616,000
Others	1,338,087	1,220,119

	26,508,631	11,145,838

(a)
Cash from consolidated structured entities is the cash held by the Group’s consolidated structured entities either received from investors for upcoming investment in retail credit business or investors’ funds whose withdrawal is in processing due to settlement time.

(b)	Deposits for borrowings are pledges for secured borrowings (refer to Note 28(a)).
(c)	As of December 31, 2022 and 2023, deposits held on behalf of platform investors represents funds received from platform investors whose withdraw is in processing due to settlement time.